Deposits - Summary of fair value and changes in fair value of structured note liabilities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value measurements of structured note liabilities [Abstract]
Fair value	$ 35,300	$ 26,305
Notional amount due at contractual maturity	42,437	32,507
Change in fair value recorded in the Consolidated Statement of Income	1,336	4,617
Change in fair value due to own credit risk recorded in OCI (before tax)	(379)	1,653
Cumulative change in fair value due to own credit risk recognized in AOCI (before tax)	$ 865	$ 1,245